Business Combination - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended							2 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2012 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships Year	Jul. 11, 2011 Unimerco Group A/S Unpatented technology Year	Jul. 11, 2011 Unimerco Group A/S Trademark Year	Mar. 31, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation Customer relationships Year	Feb. 01, 2012 Optrex Corporation Technology Year	Aug. 31, 2010 Tycom Ltd	Jul. 31, 2009 Kyocera Mita Korea Co. Ltd And Kyocera Mita Korea Document Solution Co. Ltd	Aug. 03, 2009 Net It Works Inc.	Oct. 01, 2011 Copicom Inc	Oct. 29, 2010 Epson Software Engineering (Philippines), Inc	Feb. 02, 2009 TA Triumph-Adler AG	Mar. 31, 2009 TA Triumph-Adler AG	Mar. 31, 2009 TA Triumph-Adler AG	Jan. 21, 2009 TA Triumph-Adler AG
Business Acquisition [Line Items]
Business acquisition percentage of common shares acquired		100.00%					100.00%				100.00%	67.00%	100.00%	100.00%
Acquisition related costs	¥ 160					¥ 159
Weighted average amortization period			20	20	10			10	10
Short-term borrowings							10,058
Current portion of long-term debt							5,345
Equity method investment, percentage of ownership interest										33.33%
Shares of TA acquired															14,184,810	21,372,713
Total amount of acquisition cost		¥ 22,494					¥ 18,312											¥ 8,234
Percentage of ownership interest after transaction																	94.19%